Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $11,719,000.
Narrative - Max Aggregate Offering Price	$ 11,719,000
Final Prospectus	true